Prepayments and Other Receivables (Tables)	12 Months Ended
Nov. 30, 2023
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consist of the following:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Rental deposit	165,550	80,000	10,244
Others	32,099	—	—
Total	197,649	80,000	10,244